LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 72,899,882	R$ 63,684,326
Fundraising, net issuances	9,306,614	14,761,796
Interest accrued	1,493,570	3,286,254
Premium with repurchase of bonds	33,719	391,390
Monetary and exchange rate variation, net	2,065,925	(13,365,471)
Settlement of principal	(11,732,552)	(19,092,810)
Settlement of interest	(1,479,825)	(3,244,949)
Settlement of premium with repurchase	(33,719)	(378,381)
Amortization of fundraising costs	52,734	87,959
Other	2,500	38,826
Ending balance	R$ 68,476,998	R$ 72,899,882